Segment, Product and Geographic Information (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable	$ 102,630	$ 98,600
Cmi and Affiliates [Member]
Accounts receivable	73,432	79,916
Customer A And Its Affiliates [Member]
Accounts receivable	$ 29,198	$ 18,684